Exhibit 99.1

NISSAN AUTO RECEIVABLES 2016-C OWNER TRUST
Monthly Servicer's Certificate
for the month of March 2017

Collection Period	31-Mar-17	30/360 Days	30	Collection Period Start	1-Mar-17
Distribution Date	17-Apr-17	Actual/360 Days	33	Collection Period End	31-Mar-17
				Prior Month Settlement Date	15-Mar-17
				Current Month Settlement Date	17-Apr-17

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Pool Balance		1,365,082,527.70	1,077,125,971.32	1,034,276,015.94	0.794324
Yield Supplement Overcollaterization		62,999,164.12	44,859,169.62	42,354,649.58
Total Adjusted Pool Balance		1,302,083,363.58	1,032,266,801.70	991,921,366.36
Total Adjusted Securities		1,302,083,363.58	1,032,266,801.70	991,921,366.36	0.761796
Class A-1 Notes	0.62000%	296,000,000.00	26,183,438.12	0.00	0.000000
Class A-2a Notes	1.07000%	330,000,000.00	330,000,000.00	319,131,490.51	0.967065
Class A-2b Notes	1.13222%	100,000,000.00	100,000,000.00	96,706,512.27	0.967065
Class A-3 Notes	1.18000%	428,000,000.00	428,000,000.00	428,000,000.00	1.000000
Class A-4 Notes	1.38000%	96,000,000.00	96,000,000.00	96,000,000.00	1.000000
Certificates	0.00000%	52,083,363.58	52,083,363.58	52,083,363.58	1.000000

	Principal Payment	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	26,183,438.12	14,880.92	88.4575612	0.0502734
Class A-2a Notes	10,868,509.49	294,250.00	32.9348773	0.8916667
Class A-2b Notes	3,293,487.73	103,786.83	32.9348773	1.0378683
Class A-3 Notes	0.00	420,866.67	-	0.9833333
Class A-4 Notes	0.00	110,400.00	-	1.1500000
Certificates	0.00	0.00	-	-
Total Securities	40,345,435.34	944,184.42

I. COLLECTIONS

Interest:
Interest Collections		1,815,312.60
Repurchased Loan Proceeds Related to Interest		0.00
Total Interest Collections		1,815,312.60

Principal:
Principal Collections		42,224,078.40
Repurchased Loan Proceeds Related to Principal		0.00
Total Principal Collections		42,224,078.40

Recoveries of Defaulted Receivables		416,482.02

Total Collections		44,455,873.02

II. COLLATERAL POOL BALANCE DATA
	Number	Amount
Adjusted Pool Balance - Beginning of Period	70,256	1,032,266,801.70
Total Principal Payment		40,345,435.34
	68,817	991,921,366.36

Exhibit 99.1

NISSAN AUTO RECEIVABLES 2016-C OWNER TRUST
Monthly Servicer's Certificate
for the month of March 2017

III. DISTRIBUTIONS

Total Collections	44,455,873.02
Reserve Account Draw	0.00
Total Available for Distribution	44,455,873.02

1. Reimbursement of Advance	0.00

2. Servicing Fee:
Servicing Fee Due	897,604.98
Servicing Fee Paid	897,604.98
Servicing Fee Shortfall	0.00

3. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Interest Distributable Amount	14,880.92

Class A-1 Notes Monthly Interest Paid	14,880.92
Change in Class A-1 Notes Interest Carryover Shortfall	0.00

Class A-2a Notes Monthly Interest
Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Interest on Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest Distributable Amount	294,250.00

Class A-2a Notes Monthly Interest Paid	294,250.00
Change in Class A-2a Notes Interest Carryover Shortfall	0.00

Class A-2b Notes Monthly Interest
Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Interest on Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest Distributable Amount	103,786.83

Class A-2b Notes Monthly Interest Paid	103,786.83
Change in Class A-2b Notes Interest Carryover Shortfall	0.00

Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest Distributable Amount	420,866.67

Class A-3 Notes Monthly Interest Paid	420,866.67
Change in Class A-3 Notes Interest Carryover Shortfall	0.00

Class A-4 Notes Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Interest Distributable Amount	110,400.00

Class A-4 Notes Monthly Interest Paid	110,400.00
Change in Class A-4 Notes Interest Carryover Shortfall	0.00

Exhibit 99.1

NISSAN AUTO RECEIVABLES 2016-C OWNER TRUST
Monthly Servicer's Certificate
for the month of March 2017

Total Note Monthly Interest
Total Note Monthly Interest Due		944,184.42
Total Note Monthly Interest Paid		944,184.42
Total Note Interest Carryover Shortfall		0.00
Change in Total Note Interest Carryover Shortfall		0.00

Total Available for Principal Distribution		42,614,083.62

4. Total Monthly Principal Paid on the Notes		40,345,435.34

Total Noteholders' Principal Carryover Shortfall		0.00
Total Noteholders' Principal Distributable Amount		40,345,435.34
Change in Total Noteholders' Principal Carryover Shortfall		0.00

5. Total Monthly Principal Paid on the Certificates		0.00

Total Certificateholders' Principal Carryover Shortfall		0.00
Total Certificateholders' Principal Distributable Amount		0.00
Change in Total Certificateholders' Principal Carryover Shortfall		0.00

Remaining Available Collections		2,268,648.28
Deposit from Remaining Available Collections to fund Reserve Account		0.00
Remaining Available Collections Released to Certificateholder		2,268,648.28

V. RESERVE ACCOUNT

Initial Reserve Account Amount		3,255,208.41
Required Reserve Account Amount		3,255,208.41
Beginning Reserve Account Balance		3,255,208.41
Deposit of Remaining Available Collections		0.00
Ending Reserve Account Balance		3,255,208.41

Required Reserve Account Amount for Next Period		3,255,208.41

VI. POOL STATISTICS

Weighted Average Coupon		2.07%
Weighted Average Remaining Maturity		45.86

	Amount	Number
Principal on Defaulted Receivables	625,876.98	45
Principal Recoveries of Defaulted Receivables	416,482.02
Monthly Net Losses	209,394.96
Pool Balance at Beginning of Collection Period	1,077,125,971.32

Net Loss Ratio for Third Preceding Collection Period	0.26%
Net Loss Ratio for Second Preceding Collection Period	0.36%
Net Loss Ratio for Preceding Collection Period	0.37%
Net Loss Ratio for Current Collection Period	0.23%
Four-Month Average Net Loss Ratio	0.31%

Cumulative Net Losses for all Periods	2,597,568.07

Exhibit 99.1

NISSAN AUTO RECEIVABLES 2016-C OWNER TRUST
Monthly Servicer's Certificate
for the month of March 2017

Delinquent Receivables:	Amount	Number	% of Receivables (EOP Balance)
31-60 Days Delinquent	3,046,521.95	177	0.29%
61-90 Days Delinquent	582,437.36	37	0.06%
91-120 Days Delinquent	299,579.14	20	0.03%
More than 120 Days	0.00	0	0.00%
Total 31+ Days Delinquent Receivables:	3,928,538.45	234	0.38%

61+ Days Delinquencies as Percentage of Receivables (EOP):
Delinquency Ratio for Third Preceding Collection Period	0.09%	0.09%
Delinquency Ratio for Second Preceding Collection Period	0.10%	0.11%
Delinquency Ratio for Preceding Collection Period	0.10%	0.09%
Delinquency Ratio for Current Collection Period	0.09%	0.08%
Four-Month Average Delinquency Ratio	0.09%	0.09%

60 Day Delinquent Receivables	882,016.50
Delinquency Percentage	0.09%
Delinquency Trigger	4.90%
Does the Delinquency Percentage exceed the Delinquency Trigger?	No

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been a material change in practices with respect to charge-
offs, collection and management of delinquent Receivables, and the effect of any grace period, re-aging, re-structuring, partial payments or
other practices on delinquency and loss experience?	NO

2. Have there been any material modifications, extensions or waivers to
Receivables terms, fees, penalties or payments during the Collection Period?	NO

3. Have there been any material breaches of representations, warranties
or covenants contained in the Receivables?	NO

4. Has there been an issuance of notes or other securities backed by the
Receivables?	NO

5. Has there been a material change in the underwriting, origination or acquisition
of Receivables?	NO